FINANCIAL RESULTS, NET (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Exchange rate differences:
Foreign exchange gains	$ 23,445,277	$ 9,507,017	$ 35,154,842
Foreign exchange losses	(108,578,507)	(67,005,066)	(370,926,228)
Total	(85,133,230)	(57,498,049)	(335,771,386)
Financial income
Interest from short-term investments	1,864,932	1,305,257	14,369,988
Effect of discounts on provisions and liabilities	2,111,769	1,276,899	1,986,994
Total	3,976,701	2,582,156	16,356,982
Financial expenses
Interest on borrowings	(47,442,690)	(76,044,027)	(177,186,588)
Loss from securities transactions	0	(715,697)	(5,259,884)
Interest on leases	(654,879)	(732,234)	(1,028,190)
Tax interest	(923,558)	(46,086)	(1,765,544)
Interest on other payables	(3,034,470)	(11,341,154)	(6,780,078)
Others	(5,904,004)	(19,678,152)	(18,025,176)
Total	$ (57,959,601)	$ (108,557,350)	$ (210,045,460)